Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000006724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Accumulated Value	$ 9,575		$ 10,062	$ 9,984	$ 9,778	$ 10,638	$ 11,534	$ 12,165	$ 10,732	$ 10,437	$ 11,346	$ 11,952
C000006726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		10,433	10,273	9,993	10,796	11,611	12,158	10,642	10,268	11,092	11,596
C000006727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		10,422	10,253	9,954	10,742	11,557	12,080	10,565	10,185	10,985	11,475
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
Bloomberg U S Treasury Inflation Protected Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities Index
Accumulated Value	$ 10,000		$ 10,589	$ 10,577	$ 10,445	$ 11,381	$ 12,416	$ 13,295	$ 11,769	$ 11,684	$ 12,690	$ 13,460